Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of invested assets and net new money [text block]
Invested assets and net new

money
As of or for the year ended
USD bn 31.12.22 31.12.21
Fund assets managed by UBS 390 419
Discretionary assets 1,440 1,705
Other invested assets 2,127 2,472
Total invested assets
1
3,957 4,596
of which: double counts 340 356
Net new money
1
68 159
1 Includes double counts.

Development of invested assets
Development of invested assets
USD bn 2022 2021
Total invested assets at the beginning

of the year
1
4,596 4,187
Net new money 68 159
Market movements
2
(595) 339
Foreign currency translation (72) (65)
Other effects (40) (24)
of which: acquisitions / (divestments) (19) (5)
Total invested assets at the end

of the year
1
3,957 4,596
1 Includes double counts.

2 Includes interest and

dividend income.

UBS AG
Entity [Table]
Disclosure of invested assets and net new money [text block]
Invested assets and net new

money
As of or for the year ended
USD bn 31.12.22 31.12.21
Fund assets managed by UBS 390 419
Discretionary assets 1,440 1,705
Other invested assets 2,127 2,472
Total invested assets
1
3,957 4,596
of which: double counts 340 356
Net new money
1
68 159
1 Includes double counts.

Development of invested assets
Development of invested assets
USD bn 2022 2021
Total invested assets at the beginning

of the year
1
4,596 4,187
Net new money 68 159
Market movements
2
(595) 339
Foreign currency translation (72) (65)
Other effects (40) (24)
of which: acquisitions / (divestments) (19) (5)
Total invested assets at the end

of the year
1
3,957 4,596
1 Includes double counts.

2 Includes interest and

dividend income.